UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23268

 NAME OF REGISTRANT:                     Highland Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

Highland Income Fund
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 AMERICAN AIRLINES GROUP INC.                                                                Agenda Number:  935013766
--------------------------------------------------------------------------------------------------------------------------
        Security:  02376R102
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2019
          Ticker:  AAL
            ISIN:  US02376R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: James F. Albaugh                    Mgmt          For                            For

1b.    Election of Director: Jeffrey D. Benjamin                 Mgmt          For                            For

1c.    Election of Director: John T. Cahill                      Mgmt          For                            For

1d.    Election of Director: Michael J. Embler                   Mgmt          For                            For

1e.    Election of Director: Matthew J. Hart                     Mgmt          For                            For

1f.    Election of Director: Susan D. Kronick                    Mgmt          For                            For

1g.    Election of Director: Martin H. Nesbitt                   Mgmt          For                            For

1h.    Election of Director: Denise M. O'Leary                   Mgmt          For                            For

1i.    Election of Director: W. Douglas Parker                   Mgmt          For                            For

1j.    Election of Director: Ray M. Robinson                     Mgmt          For                            For

2.     A proposal to ratify the appointment of                   Mgmt          For                            For
       KPMG LLP as the independent registered
       public accounting firm of American Airlines
       Group Inc. for the fiscal year ending
       December 31, 2019.

3.     A proposal to consider and approve, on a                  Mgmt          For                            For
       non-binding, advisory basis, executive
       compensation of American Airlines Group
       Inc. as disclosed in the proxy statement.

4.     A stockholder proposal to provide a report                Shr           Against                        For
       on political contributions and
       expenditures.




--------------------------------------------------------------------------------------------------------------------------
 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  934978327
--------------------------------------------------------------------------------------------------------------------------
        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  15-May-2019
          Ticker:  AVYA
            ISIN:  US05351X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          For                            For
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          For                            For
       Susan L. Spradley                                         Mgmt          For                            For
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     To approve, on an advisory basis, our named               Mgmt          Against                        Against
       executive officers' compensation.

3.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future advisory votes to
       approve our named executive officers'
       compensation.

4.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 JERNIGAN CAPITAL, INC.                                                                      Agenda Number:  934951939
--------------------------------------------------------------------------------------------------------------------------
        Security:  476405A99
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: James D. Dondero                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MGM HOLDINGS INC.                                                                           Agenda Number:  100001082
--------------------------------------------------------------------------------------------------------------------------
        Security:  55303C101
    Meeting Type:  Annual and Special
    Meeting Date:  17-Dec-2018
          Ticker:
            ISIN:  US55303C1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       James Dondero                                             Mgmt          For                            For
       David Krane                                               Mgmt          For                            For
       Ann Mather                                                Mgmt          For                            For
       Frederic G. Reynolds                                      Mgmt          For                            For
       Nancy Tellem                                              Mgmt          For                            For
       Kevin Ulrich                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935019249
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2019
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ethan Powell                                              Mgmt          For                            For
       Bryan A.Ward                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REMINGTON OUTDOOR COMPANY INC.                                                              Agenda Number:  935020848
--------------------------------------------------------------------------------------------------------------------------
        Security:  75959V104
    Meeting Type:  Annual
    Meeting Date:  15-May-2019
          Ticker:
            ISIN:  US75959V1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark Boyadjian                                            Mgmt          For                            For
       Jeffrey Brown                                             Mgmt          For                            For
       Ken D'Arcy                                                Mgmt          For                            For
       Eugene Irwin Davis                                        Mgmt          For                            For
       Mark Little                                               Mgmt          For                            For
       G. Mathews McCarroll                                      Mgmt          For                            For

2.     APPROVAL OF THE REMINGTON OUTDOOR COMPANY,                Mgmt          For                            For
       INC. 2018 EQUITY INCENTIVE PLAN (THE "2018
       PLAN").



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Income Fund
By (Signature)       /s/ Lauren Thedford
Name                 Lauren Thedford
Title                Secretary
Date                 08/21/2019